Net investment (expense) income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains from financial assets mandatorily at fair value	£ (116)	£ (39)	£ 218
Net gains from disposal of debt instruments at fair value through other comprehensive income	248	251	454
Net gains/(losses) from disposal of financial assets and liabilities measured at amortised costa	22	(128)	(38)
Dividend income	0	0	0
Net (losses)/gains on other investments	(234)	(205)	(214)
Net investment (expense)/income	(80)	(121)	420
Municipal Bond
Disclosure of detailed information about financial instruments [line items]
Net gains/(losses) from disposal of financial assets and liabilities measured at amortised costa	£ 25
Capital Notes
Disclosure of detailed information about financial instruments [line items]
Net gains/(losses) from disposal of financial assets and liabilities measured at amortised costa		£ (115)
Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains on other investments			25
Net investment (expense)/income			£ 25